16. EVENTS AFTER THE REPORTING PERIOD (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($)
Funds held for optionees and accounts payable owed by optionees | $	$ 204,761	$ 127,970
Event 1
Date of event	Mar. 05, 2018
Description of significant events and transactions	Company signed a non-binding Letter of Intent (“LOI”) with a subsidiary of an international mining company (the “Funding Partner”) to option out three exploration projects
Event 2
Date of event	Mar. 14, 2018
Description of significant events and transactions	Company granted a total of 1,800,000 stock options at an exercise price of $0.10 per share for a period of five years
Stock Options granted | shares	1,800,000
Exercise price	$ 0.10
Event 3
Date of event	Mar. 26, 2018
Description of significant events and transactions	Company completed a private placement of $550,000 by issuing 6,875,000 units (‘Unit”) at a price of $0.08 per Unit
Units issued | shares	6,875,000
Price per unit	$ 0.08
Event 4
Date of event	Mar. 26, 2018
Description of significant events and transactions	Company granted 40,000 stock options at an exercise price of $0.10 per share for a period of five years
Exercise price	$ 0.10
Funds held for optionees and accounts payable owed by optionees | $		$ 40,000